DEBT OBLIGATIONS (Details 1) - USD ($)	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Senior Notes	$ 28,249,000,000	$ 27,265,000,000
Term Loans	5,722,000,000	6,158,000,000
Long Term Debentures	21,000,000	24,000,000
Less current maturities	(1,904,000,000)	(810,000,000)
Derivative Instruments	0	2,000,000
Less Debt Issuance Cost	(117,000,000)	(115,000,000)
Total Long Term Debt	$ 31,971,000,000	32,524,000,000
Revolving Credit Interest Rate	LIBOR+1.1375%
Term Loan Jpy 28 Poin 3 Bilion Interest Rate	JPY LIBOR+0.25%
Term Loan Jpy 8 Bilion Interest Rate	JPY LIBOR+0.223%
Term Loan Gbp510 Milion Interest Rate	GBP LIBOR+0.7%
Term Loan JPY 6 Point 7 Billion Interest Rate	JPY LIBOR+0.4%
Bank Facilities Interest Rate	11.76%
Convertible Debentures Interest Rate	0.25%
Subsidiary Senior Notes Due 2020 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,750 million
Senior Notes	$ 2,062,000,000	1,834,000,000
The Effective average interest rate of the newly issued notes	0.38%
Subsidiary Senior Notes Due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,500 million
Senior Notes	$ 1,760,000,000	1,566,000,000
The Effective average interest rate of the newly issued notes	1.13%
Subsidiary Senior Notes Due 2023 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,300 million
Senior Notes	$ 1,526,000,000	1,357,000,000
The Effective average interest rate of the newly issued notes	1.25%
Subsidiary Senior Notes Due 2019 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,000 million
Senior Notes	$ 1,181,000,000	1,050,000,000
The Effective average interest rate of the newly issued notes	2.88%
Subsidiary Senior Notes Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 750 million
Senior Notes	$ 877,000,000	780,000,000
The Effective average interest rate of the newly issued notes	1.63%
Subsidiary Senior Notes Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 700 million
Senior Notes	$ 824,000,000	733,000,000
The Effective average interest rate of the newly issued notes	1.88%
Subsidiary Senior Notes Due 2026 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 3,500 million
Senior Notes	$ 3,492,000,000	3,491,000,000
The Effective average interest rate of the newly issued notes	3.15%
Subsidiary Senior Notes Due 2021 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 3,000 million
Senior Notes	$ 2,996,000,000	2,995,000,000
The Effective average interest rate of the newly issued notes	2.20%
Subsidiary Senior Notes Due 2023 Two [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 3,000 million
Senior Notes	$ 2,992,000,000	2,991,000,000
The Effective average interest rate of the newly issued notes	2.80%
Subsidiary Senior Notes Due 2019 Two [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 2,000 million
Senior Notes	$ 2,000,000,000	2,000,000,000
The Effective average interest rate of the newly issued notes	1.70%
Subsidiary Senior Notes Due 2046 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 2,000 million
Senior Notes	$ 1,984,000,000	1,984,000,000
The Effective average interest rate of the newly issued notes	4.10%
Subsidiary Senior Notes Due 2018 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 1,500 million
Senior Notes	$ 1,499,000,000	1,498,000,000
The Effective average interest rate of the newly issued notes	1.40%
Subsidiary Senior Notes Due 2022 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 844 million
Senior Notes	$ 865,000,000	868,000,000
The Effective average interest rate of the newly issued notes	2.95%
Subsidiary Senior Notes Due 2036 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 789 million
Senior Notes	$ 781,000,000	781,000,000
The Effective average interest rate of the newly issued notes	6.15%
Subsidiary Senior Notes Due 2020 Two [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 700 million
Senior Notes	$ 700,000,000	700,000,000
The Effective average interest rate of the newly issued notes	2.25%
Subsidiary Senior Notes Due 2021 Two [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 613 million
Senior Notes	$ 624,000,000	626,000,000
The Effective average interest rate of the newly issued notes	3.65%
Subsidiary Senior Notes Due 2021 Tree [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 588 million
Senior Notes	$ 587,000,000	587,000,000
The Effective average interest rate of the newly issued notes	3.65%
Subsidiary Senior Notes Due 2018 Two [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 450 million
Senior Notes	$ 465,000,000	442,000,000
The Effective average interest rate of the newly issued notes	1.50%
Subsidiary Senior Notes Due 2022 Two [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 350 million
Senior Notes	$ 362,000,000	344,000,000
The Effective average interest rate of the newly issued notes	0.50%
SubsidiarySeniorNotesDue2025 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 350 million
Senior Notes	$ 362,000,000	345,000,000
The Effective average interest rate of the newly issued notes	1.00%
Subsidiary Senior Notes Due 2018 Four [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 300 million
Senior Notes	$ 310,000,000	295,000,000
The Effective average interest rate of the newly issued notes	0.13%
Hedge Accounting Adjustments [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Fair value hedge accounting adjustments........................................................................................
Senior Notes	$ 0	(2,000,000)
Long Credit Agreement 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan USD 2.5 billion...............................................
Term Loans	$ 2,500,000,000	2,500,000,000
Term Loan USD 2 Point 5 Billion Libor Plus	LIBOR +1.1375%
Long Credit Agreement 2017 2020[Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan USD 2.5 billion...............................................
Term Loans	$ 2,080,000,000	2,500,000,000
Term Loan USD 2 Point 5 Billion2 Libor Plus	LIBOR +1.5%
Long Credit Agreement 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 65 billion.................................................
Term Loans	$ 0	560,000,000
The Effective average interest rate of the newly issued notes	0.99%
Long Credit Agreement 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 35 billion.................................................
Term Loans	$ 311,000,000	299,000,000
The Effective average interest rate of the newly issued notes	1.42%
Long Credit Agreement 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 58.5 billion..............................................
Term Loans	$ 520,000,000	0
Term Loan JPY35 Billion Libor Plus	JPY LIBOR+0.55%
Long Term Debentures 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 35 billion.................................................
Term Loans	$ 311,000,000	299,000,000
Term Loan JPY35 Billion Libor Plus	JPY LIBOR +0.3%
Debentures 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Debentures USD 15 million............................................
Long Term Debentures	$ 15,000,000	15,000,000
The Effective average interest rate of the newly issued notes	7.20%
Other Debentures 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Other..................................................................................
Long Term Debentures	$ 6,000,000	$ 9,000,000
The Effective average interest rate of the newly issued notes	7.69%